Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates [abstract]
Capital commitments	¥ 20,768	¥ 20,996